Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Unused tax losses
Deferred tax asset	£ 1,195	£ 901
Total losses carried forward
Unused tax losses
Deferred tax asset	899	905
Total losses carried forward | National Westminster Bank Plc
Unused tax losses
Deferred tax asset		592
Total losses carried forward | UK
Unused tax losses
Deferred tax asset	840	862
Total losses carried forward | UK | NatWest Markets Plc
Unused tax losses
Deferred tax asset	56	62
Total losses carried forward | UK | National Westminster Bank Plc
Unused tax losses
Deferred tax asset	608	592
Total losses carried forward | UK | RBS plc
Unused tax losses
Deferred tax asset	176	200
Total losses carried forward | UK | Ulster Bank
Unused tax losses
Deferred tax asset		8
Total losses carried forward | Ireland | UBIDAC
Unused tax losses
Deferred tax asset	11	£ 43
Total losses carried forward | Ireland | NWM N.V.
Unused tax losses
Deferred tax asset	£ 48